Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000169915
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Core Fund
Without Sales Load [Member] | C000169915
Average Annual Return [Line Items]
Average Annual Return, Percent	13.36%	6.10%	5.89%
FEDERATED INDEX: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	5.69%	(1.63%)	1.10%
FEDERATED INDEX: Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index
Average Annual Return, Percent	13.44%	6.00%	5.47%